Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2016
COMMITMENTS AND CONTINGENCIES [Abstract]
Future Rental Commitments

	Bandwidth leasing (in thousands)	Office rental (in thousands)	Fees for operating rights of licensed games in development (in thousands)	Others (in thousands)
2017	$4,662	$3,858	$1,271	$211
2018	245	2,898	348	—
2019 and thereafter	21	2,626	—	—

Total minimum payments required	$4,928	$9,382	$1,619	$211

Future Capital Commitments

	Expenditures for rights to titles and characters for games in development (in thousands)	Expenditures for operating rights of licensed games with technological feasibility (in thousands)	Pre-film advertising slot rights (in thousands)
2017	$259	$4,178	$63,174
2018	1,197	15,122	46,971
2019 and thereafter	—	—	27,693

Total minimum payments required	$1,456	$19,300	$137,838